PIMCO VARIABLE INSURANCE TRUST

Supplement Dated March 17, 2004 to the

Prospectus for Institutional Class Shares Dated May 1, 2003

Disclosure Relating to the Convertible Fund

This Supplement updates certain information with respect to the Convertible Fund (the “Fund”), one of the Underlying PIMS Funds in which the All Asset Portfolio is authorized to invest.

Effective April 1, 2004, the Fund’s investment quality guideline will change. The change is intended to better enable the Fund to invest in securities with credit qualities consistent with the Fund’s benchmark index.

Accordingly, references to the Fund’s credit quality in the Descriptions of the Underlying PIMS Funds table are amended as follows:

Former Guideline	New Guideline

Caa to Aaa; Max 40% below Baa and 10% below B	Max 20% below B

The effect of the change to the Fund’s quality guideline is that the Fund will be permitted to invest in securities with lower-quality credit ratings. Investments in such securities will typically entail greater price volatility and principal and income risk, and may be less liquid than higher rated securities. Please refer to the Fund’s Statement of Additional Information for more information on the credit risk of securities with lower-quality credit ratings.

Investors Should Retain This Supplement For Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated March 17, 2004 to the

Prospectus for Administrative Class Shares Dated May 1, 2003

Disclosure Relating to the Convertible Fund

This Supplement updates certain information with respect to the Convertible Fund (the “Fund”), one of the Underlying PIMS Funds in which the All Asset Portfolio is authorized to invest.

Effective April 1, 2004, the Fund’s investment quality guideline will change. The change is intended to better enable the Fund to invest in securities with credit qualities consistent with the Fund’s benchmark index.

Accordingly, references to the Fund’s credit quality in the Descriptions of the Underlying PIMS Funds table are amended as follows:

Former Guideline	New Guideline

Caa to Aaa; Max 40% below Baa and 10% below B	Max 20% below B

The effect of the change to the Fund’s quality guideline is that the Fund will be permitted to invest in securities with lower-quality credit ratings. Investments in such securities will typically entail greater price volatility and principal and income risk, and may be less liquid than higher rated securities. Please refer to the Fund’s Statement of Additional Information for more information on the credit risk of securities with lower-quality credit ratings.

Investors Should Retain This Supplement For Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated March 17, 2004 to the

All Asset Portfolio Prospectus for Administrative Class Shares Dated May 1, 2003

Disclosure Relating to the Convertible Fund

This Supplement updates certain information with respect to the Convertible Fund (the “Fund”), one of the Underlying PIMS Funds in which the All Asset Portfolio is authorized to invest.

Effective April 1, 2004, the Fund’s investment quality guideline will change. The change is intended to better enable the Fund to invest in securities with credit qualities consistent with the Fund’s benchmark index.

Accordingly, references to the Fund’s credit quality in the Descriptions of the Underlying PIMS Funds table are amended as follows:

Former Guideline	New Guideline

Caa to Aaa; Max 40% below Baa and 10% below B	Max 20% below B

The effect of the change to the Fund’s quality guideline is that the Fund will be permitted to invest in securities with lower-quality credit ratings. Investments in such securities will typically entail greater price volatility and principal and income risk, and may be less liquid than higher rated securities. Please refer to the Fund’s Statement of Additional Information for more information on the credit risk of securities with lower-quality credit ratings.

Investors Should Retain This Supplement For Future Reference